Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Aug. 28, 2013
(Delaware Select Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 697
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,232
Expense Example, with Redemption, 10 Years	2,021
(Delaware Select Growth Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	605
Expense Example, with Redemption, 3 Years	909
Expense Example, with Redemption, 5 Years	1,313
Expense Example, with Redemption, 10 Years	2,155
(Delaware Select Growth Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,348
(Delaware Select Growth Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	501
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,914
(Delaware Select Growth Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
(Delaware Large Cap Core Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	797
Expense Example, with Redemption, 3 Years	1,258
Expense Example, with Redemption, 5 Years	1,744
Expense Example, with Redemption, 10 Years	3,078
(Delaware Large Cap Core Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	410
Expense Example, with Redemption, 3 Years	948
Expense Example, with Redemption, 5 Years	1,611
Expense Example, with Redemption, 10 Years	3,383
(Delaware Large Cap Core Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	210
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,400
(Delaware Large Cap Core Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	829
Expense Example, with Redemption, 5 Years	1,415
Expense Example, with Redemption, 10 Years	$ 3,003